Derivative instruments - Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, Gain or (loss) recognized in accumulated OCI on derivatives	$ (24)	$ (1)	$ 7
Cash flow hedges, Gain or (loss) reclassified from accumulated OCI into income	(13)	7	(2)
FX contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net investment hedges, Gain or (loss) recognized in accumulated OCI on derivatives	(918)	684	(285)
Net investment hedges, Gain or (loss) reclassified from accumulated OCI into income	21	0	0
Cash flow hedges, Gain or (loss) recognized in accumulated OCI on derivatives	(24)	(1)	7
Cash flow hedges, Gain or (loss) reclassified from accumulated OCI into income	(13)	7	(2)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, Gain or (loss) recognized in accumulated OCI on derivatives	0	0	0
Cash flow hedges, Gain or (loss) reclassified from accumulated OCI into income	$ 0	$ 0	$ 0